BORROWINGS	6 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, and non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in the United States and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”) and the Euro Interbank Offered Rate ("EURIBOR"). The company uses interest rate swap agreements in the United States and Colombia to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia include floating interest rates of Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, or Colombian Consumer Price Index (“IPC”), the Banco Central de Colombia inflation rate, plus a margin.
It is currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR, Sterling Overnight Index Average (“SONIA”) will replace £ LIBOR, and Euro Short-term Rate (“€STR”) will replace € LIBOR. £ LIBOR and € LIBOR replacement is expected to be effective prior to December 31, 2021. US$ LIBOR replacement is expected to become effective prior to June 30, 2023. As at June 30, 2021, none of the company’s floating rate borrowings have been impacted by these reforms.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings
Hydroelectric	5.0	8	$5,637	$6,083	4.9	8	$5,412	$6,108
Wind	3.6	9	2,638	2,864	3.8	10	3,041	3,428
Solar	3.5	12	3,715	4,131	3.4	12	3,480	4,038
Energy transition	3.7	12	943	1,009	3.8	12	926	1,021
Total	4.2	9	$12,933	$14,087	4.1	10	$12,859	$14,595
Add: Unamortized premiums(1)			55				56
Less: Unamortized financing fees(1)			(80)				(93)
Less: Current portion			(927)				(775)
			$11,981				$12,047
(1)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
In the first quarter of 2021, the company completed a financing of COP 180 billion ($50 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 1.09% and matures in March 2023.
In the second quarter of 2021, the company completed a financing of R$1.5 billion ($300 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 5.2% and matures in 2045.
In the second quarter of 2021, the company completed a financing of R$350 million ($70 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 1.59% and matures in 2022.
In the second quarter of 2021, the company completed a financing of COP 600 billion ($159 million) in Colombia. The loan is comprised of a fixed rate bond bearing interest at 6.49% maturing in 2026, a variable rate bond bearing interest at the applicable rate plus 3.35% maturing in 2029, and a variable rate bond bearing interest at the applicable rate plus 4.45% maturing in 2041.
In the second quarter of 2021, the company completed a financing of COP 85 billion ($23 million) in Colombia. The loan bears a variable interest at the applicable rate plus 2.69% and matures in 2031.
In the second quarter of 2021, the company completed a refinancing of C$200 million ($162 million) associated with a solar portfolio in Canada. The loan bears a variable interest at the applicable rate plus 1.25% and matures in 2035.